Business Combinations - Summary of Net Impact of Drillform Acquisition on the Income Statement (Details) - HMH Holding BV And Subsidiaries [Member] - Drillform Technical Services Ltd [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Business Combination [Line Items]
Revenues	$ 7,906
Net income	$ (2,760)